General and administrative expense and Termination benefits (Tables)	12 Months Ended
Dec. 31, 2023
General and administrative expense [Abstract]
Schedule of general and administrative expense
General and administrative expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2021(1)	2022(1)	2023
Staff Costs	81,477	60,845	45,147
Occupancy Costs	1,725	2,500	2,099
Professional fees	18,250	11,952	11,278
Travel and entertainment	1,910	3,458	2,172
Office and related expenses	7,332	8,905	6,020
Bank fees & payment costs	646	778	650
Bad debt expense	1,267	6,211	212
Tax expense / (reversal)	11,125	11,214	(8,018)
Provisions for liabilities and other charges	209	195	1,745
Depreciation and amortization	9,587	11,464	9,806
Other general and administrative expense	5,592	4,689	3,314
General and administrative expense	139,120	122,211	74,425
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(1)Re-presented for discontinued operations. See Note 6.

Schedule of tax expense / (reversal), refers to tax expense / (reversal) other than income tax
Tax expense / (reversal), refers to tax expense / (reversal) other than income tax and is comprised of the following:

	As of December 31,
In thousands of USD	2021	2022	2023
Withholding taxes	7,064	4,952	(6,398)
VAT	994	3,020	(2,999)
Other taxes	3,067	3,242	1,378
Total	11,125	11,214	(8,018)